Financial risk management and financial instruments - Narrative (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Financial risk management and financial instruments
Transfers out of level 1 into level 2, assets	$ 0
Transfers out of level 2 into level 1, assets	0
Transfer into level 3, assets	0
Transfer out of level 3, assets	0
Transfers out of level 1 into level 2, liabilities	0
Transfers out of level 2 into level 1, liabilities	0
Transfers into level 3, liabilities	0
Transfers out of Level 3, liabilities	$ 0